Related party balances and transactions - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Total cash and cash equivalents		$ 2
Total trade receivables, net	$ 1	1
CURRENT LIABILITIES
Total trade payables	2	21
Financial Debt - Notes (current and non-current)		323
Banco Atlas S.A.
CURRENT ASSETS
Total cash and cash equivalents		2
Editorial Azeta S.A.
CURRENT ASSETS
Total trade receivables, net	1	1
Experta ART S.A.
CURRENT LIABILITIES
Total trade payables		16
Financial Debt - Notes (current and non-current)		151
Haras El Capricho S.A.
CURRENT LIABILITIES
Total trade payables		1
Telteco S.A.
CURRENT LIABILITIES
Total trade payables		4
Penta S.A.
CURRENT LIABILITIES
Total trade payables	$ 2
La Estrella Sociedad Anonima de Seguros de Retiro
CURRENT LIABILITIES
Financial Debt - Notes (current and non-current)		$ 172